Columbia Small Cap Growth Fund I
SUMMARY OF THE FUND
Investment Objective
Columbia Small Cap Growth Fund I (the Fund) seeks capital appreciation by investing, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in stocks of companies with a market capitalization, at the time of initial purchase, equal to or less than the largest stock in the Standard & Poor's (S&P) SmallCap 600® Index.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The front-end sales charge applicable to Class T shares is a per-transaction charge, meaning that separate orders will not be aggregated for purposes of calculating the rate of the sales charge payable. An investor transacting in a class of Fund shares without any front-end sales charge, contingent deferred sales charge, or other asset-based fee for sales or distribution may be required to pay a commission to the financial intermediary for effecting such transactions. Such commission rates are set by the financial intermediary and are not reflected in the tables or the example below. You may qualify for sales charge discounts if you and members of your immediate family invest, or agree to invest in the future, at least $50,000 in certain classes of shares of eligible funds distributed by Columbia Management Investment Distributors, Inc. (the Distributor). More information about these and other sales charge discounts and waivers is available from your financial intermediary, and can be found in the Choosing a Share Class section beginning on page 22 of the Fund’s prospectus, in Appendix A to the prospectus beginning on page A-1 and in Appendix S to the Statement of Additional Information (SAI) under Sales Charge Waivers beginning on page S-1.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Columbia Small Cap Growth Fund I	Class A		Class C		Class T	Class Adv	Class Inst	Class Inst2	Class Inst3	Class K	Class R
Maximum sales charge (load) imposed on purchases (as a % of offering price)	5.75%		none		2.50%	none	none	none	none	none	none
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)	1.00%	[1]	1.00%	[2]	none	none	none	none	none	none	none
[1]	This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.
[2]	This charge applies to redemptions within 12 months after purchase, with certain limited exceptions.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Columbia Small Cap Growth Fund I		Class A	Class Adv	Class C	Class Inst	Class Inst2	Class Inst3	Class K	Class R	Class T
Management fees		0.87%	0.87%	0.87%	0.87%	0.87%	0.87%	0.87%	0.87%	0.87%
Distribution and/or service (12b-1) fees		0.25%	none	1.00%	none	none	none	none	0.50%	0.25%
Other expenses	[1]	0.29%	0.29%	0.29%	0.29%	0.15%	0.09%	0.40%	0.29%	0.29%
Total annual Fund operating expenses	[2]	1.41%	1.16%	2.16%	1.16%	1.02%	0.96%	1.27%	1.66%	1.41%
Less: Fee waivers and/or expense reimbursements	[3]	(0.06%)	(0.06%)	(0.06%)	(0.06%)	(0.04%)	(0.03%)	(0.04%)	(0.06%)	(0.06%)
Total annual Fund operating expenses	[4]	1.35%	1.10%	2.10%	1.10%	0.98%	0.93%	1.23%	1.60%	1.35%
[1]	Other expenses have been restated to reflect current transfer agency fees paid by the Fund and other expenses for Class T shares are based on estimated amounts for the Fund’s current fiscal year.
[2]	“Total annual Fund operating expenses” may be higher than “Total gross expenses” shown in the Financial Highlights section of this prospectus because “Total gross expenses” were reduced due to an extraordinary reimbursement of expenses overbilled by a third party.
[3]	Columbia Management Investment Advisers, LLC and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and infrequent and/or unusual expenses) through December 31, 2018, unless sooner terminated at the sole discretion of the Fund’s Board of Trustees. Under this agreement, the Fund’s net operating expenses, subject to applicable exclusions, will not exceed the annual rates of 1.35% for Class A, 1.10% for Class Adv, 2.10% for Class C, 1.10% for Class Inst, 0.98% for Class Inst2, 0.93% for Class Inst3, 1.23% for Class K, 1.60% for Class R and 1.35% for Class T.
[4]	after fee waivers and/or expense reimbursements

Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:
  you invest $10,000 in the applicable class of Fund shares for the periods indicated, your investment has a 5% return each year, and
  the Fund’s total annual operating expenses remain the same as shown in the Annual Fund Operating Expenses table above.
Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire as indicated in the preceding table, they are only reflected in the 1 year example and the first year of the other examples. Although your actual costs may be higher or lower, based on the assumptions listed above, your costs would be:
Expense Example - Columbia Small Cap Growth Fund I - USD ($)	1 year	3 years	5 years	10 years
Class A	705	990	1,296	2,164
Class Adv	112	363	633	1,404
Class C	313	670	1,154	2,488
Class Inst	112	363	633	1,404
Class Inst2	100	321	559	1,244
Class Inst3	95	303	528	1,175
Class K	125	399	693	1,530
Class R	163	518	897	1,960
Class T	384	679	996	1,894

Expense Example, No Redemption - Columbia Small Cap Growth Fund I - USD ($)	1 year	3 years	5 years	10 years
Class A	705	990	1,296	2,164
Class Adv	112	363	633	1,404
Class C	213	670	1,154	2,488
Class Inst	112	363	633	1,404
Class Inst2	100	321	559	1,244
Class Inst3	95	303	528	1,175
Class K	125	399	693	1,530
Class R	163	518	897	1,960
Class T	384	679	996	1,894

Portfolio Turnover
The Fund may pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 174% of the average value of its portfolio.
Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in equity securities (including, but not limited to, common stocks, preferred stocks and securities convertible into common or preferred stocks) of companies that have market capitalizations in the range of the companies in the S&P SmallCap 600® Index (the Index) at the time of purchase (between $78.3 million and $8.0 billion as of November 30, 2017). The market capitalization range and composition of the companies in the Index are subject to change.

The Fund invests typically in common stocks of companies believed to have the potential for long-term, above-average earnings growth but may invest in companies for their short, medium or long-term prospects. The Fund may from time to time emphasize one or more sectors in selecting its investments, including the consumer discretionary sector, health care sector, and information technology sector.

The Fund may invest up to 20% of its total assets in foreign securities. The Fund may invest directly in foreign securities or indirectly through depositary receipts.

The Fund may invest in special situations, such as companies involved in initial public offerings, tender offers, mergers and other corporate restructurings, and in companies involved in management changes or companies developing new technologies.

The Fund’s investment strategy may involve the frequent trading of portfolio securities.
Principal Risks
An investment in the Fund involves risks, including those described below. There is no assurance that the Fund will achieve its investment objective and you may lose money. The value of the Fund’s holdings may decline, and the Fund’s net asset value (NAV) and share price may go down. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Active Management Risk. Due to its active management, the Fund could underperform its benchmark index and/or other funds with similar investment objectives and/or strategies.

Convertible Securities Risk. Convertible securities are subject to the usual risks associated with debt instruments, such as interest rate risk and credit risk. Convertible securities also react to changes in the value of the common stock into which they convert, and are thus subject to market risk. The Fund may also be forced to convert a convertible security at an inopportune time, which may decrease the Fund’s return.

Depositary Receipts Risk. Depositary receipts are receipts issued by a bank or trust company reflecting ownership of underlying securities issued by foreign companies. Some foreign securities are traded in the form of American Depositary Receipts and/or Global Depositary Receipts. Depositary receipts involve risks similar to the risks associated with investments in foreign securities, including those associated with investing in the particular country of an issuer, which may be related to the particular political, regulatory, economic, social and other conditions or events, including, for example, military confrontations, war and terrorism, occurring in the country and fluctuations in its currency, as well as market risk tied to the underlying foreign company. In addition, depositary receipt holders may have limited voting rights, may not have the same rights afforded typical company stockholders in the event of a corporate action such as an acquisition, merger or rights offering and may experience difficulty in receiving company stockholder communications. There is no guarantee that a financial institution will continue to sponsor depositary receipts, or that the depositary receipts will continue to trade on an exchange, either of which could adversely affect the liquidity, availability and pricing of the depositary receipt. Changes in foreign currency exchange rates will affect the value of depositary receipts and, therefore, may affect the value of the Fund's portfolio.

Foreign Securities Risk. Investments in or exposure to foreign securities involve certain risks not associated with investments in or exposure to securities of U.S. companies. Foreign securities subject the Fund to the risks associated with investing in the particular country of an issuer, including political, regulatory, economic, social, diplomatic and other conditions or events (including, for example, military confrontations, war and terrorism), occurring in the country or region, as well as risks associated with less developed custody and settlement practices. Foreign securities may be more volatile and less liquid than securities of U.S. companies, and are subject to the risks associated with potential imposition of economic and other sanctions against a particular foreign country, its nationals or industries or businesses within the country. In addition, foreign governments may impose withholding or other taxes on the Fund’s income, capital gains or proceeds from the disposition of foreign securities, which could reduce the Fund’s return on such securities. The performance of the Fund may also be negatively affected by fluctuations in a foreign currency's strength or weakness relative to the U.S. dollar, particularly to the extent the Fund invests a significant percentage of its assets in foreign securities or other assets denominated in currencies other than the U.S. dollar.

Frequent Trading Risk. The portfolio managers may actively and frequently trade investments in the Fund's portfolio to carry out its investment strategies. Frequent trading of investments increases the possibility that the Fund, as relevant, will realize taxable capital gains (including short-term capital gains, which are generally taxable to shareholders at higher rates than long-term capital gains for U.S. federal income tax purposes), which could reduce the Fund's after-tax return. Frequent trading can also mean higher brokerage and other transaction costs, which could reduce the Fund's return. The trading costs and tax effects associated with portfolio turnover may adversely affect the Fund’s performance.

Growth Securities Risk. Growth securities typically trade at a higher multiple of earnings than other types of equity securities. Accordingly, the market values of growth securities may never reach their expected market value and may decline in price. In addition, growth securities, at times, may not perform as well as value securities or the stock market in general, and may be out of favor with investors for varying periods of time.

Issuer Risk. An issuer in which the Fund invests or to which it has exposure may perform poorly, and the value of its securities may therefore decline, which would negatively affect the Fund’s performance. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, natural disasters or other events, conditions or factors.

Market Risk. Market risk refers to the possibility that the market values of securities or other investments that the Fund holds will fall, sometimes rapidly or unpredictably, or fail to rise. An investment in the Fund could lose money over short or long periods.

Preferred Stock Risk. Preferred stock is a type of stock that generally pays dividends at a specified rate and that has preference over common stock in the payment of dividends and the liquidation of assets. Preferred stock does not ordinarily carry voting rights. The price of a preferred stock is generally determined by earnings, type of products or services, projected growth rates, experience of management, liquidity, and general market conditions of the markets on which the stock trades. The most significant risks associated with investments in preferred stock include issuer risk, market risk and interest rate risk (i.e., the risk of losses attributable to changes in interest rates).

Sector Risk. At times, the Fund may have a significant portion of its assets invested in securities of companies conducting business in a related group of industries within a sector, including the consumer discretionary sector, health care sector, and information technology sector. Companies in the same sector may be similarly affected by economic, regulatory, political or market events or conditions, which may make the Fund more vulnerable to unfavorable developments in that sector than funds that invest more broadly. Generally, the more broadly the Fund invests, the more it spreads risk and potentially reduces the risks of loss and volatility.

Consumer Discretionary Sector. The Fund may be more susceptible to the particular risks that may affect companies in the consumer discretionary sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the consumer discretionary sector are subject to certain risks, including fluctuations in the performance of the overall domestic and international economy, interest rate changes, increased competition and consumer confidence. Performance of such companies may be affected by factors including reduced disposable household income, reduced consumer spending, changing demographics and consumer tastes.

Health Care Sector. The Fund may be more susceptible to the particular risks that may affect companies in the health care sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the health care sector are subject to certain risks, including restrictions on government reimbursement for medical expenses, government approval of medical products and services, competitive pricing pressures, and the rising cost of medical products and services (especially for companies dependent upon a relatively limited number of products or services). Performance of such companies may be affected by factors including, government regulation, obtaining and protecting patents (or the failure to do so), product liability and other similar litigation as well as product obsolescence.

Information Technology and Technology-Related Sectors. The Fund may be more susceptible to the particular risks that may affect companies in the information technology sector, as well as other technology-related sectors (collectively, the technology sectors) than if it were invested in a wider variety of companies in unrelated sectors. Companies in the technology sectors are subject to certain risks, including the risk that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. Performance of such companies may be affected by factors including obtaining and protecting patents (or the failure to do so) and significant competitive pressures, including aggressive pricing of their products or services, new market entrants, competition for market share and short product cycles due to an accelerated rate of technological developments. Such competitive pressures may lead to limited earnings and/or falling profit margins. As a result, the value of their securities may fall or fail to rise. In addition, many technology sector companies have limited operating histories and prices of these companies’ securities historically have been more volatile than other securities, especially over the short term.

Small Company Securities Risk. Investments in small-capitalization companies (small-cap companies) often involve greater risks than investments in larger, more established companies (larger companies) because small-cap companies tend to have less predictable earnings and may lack the management experience, financial resources, product diversification and competitive strengths of larger companies, and securities of small-cap companies may be less liquid and more volatile than the securities of larger companies.

Special Situations Risk. Securities of companies that are involved in an initial public offering or a major corporate event, such as a business consolidation or restructuring, may be exposed to heightened risk because of the high degree of uncertainty that can be associated with such events. Securities issued in initial public offerings often are issued by companies that are in the early stages of development, have a history of little or no revenues and may operate at a loss following the offering. It is possible that there will be no active trading market for the securities after the offering, and that the market price of the securities may be subject to significant and unpredictable fluctuations. Certain “special situation” investments are investments in securities or other instruments that are determined to be illiquid or lacking a readily ascertainable fair value. Certain special situation investments prevent ownership interests therein from being withdrawn until the special situation investment, or a portion thereof, is realized or deemed realized, which may negatively impact Fund performance. Investing in special situations may have a magnified effect on the performance of funds with small amounts of assets.
Performance Information
The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. Class T shares of the Fund did not commence operations prior to the date of this prospectus and, therefore, performance information is not yet available. The bar chart shows how the Fund’s Class A share performance has varied for each full calendar year shown. Class A share performance (without sales charges) is shown in the bar chart because Class A shares have at least ten calendar years of performance and Class A shares are the most common share class across the Columbia Funds complex that are available for investment by the general public. The table below the bar chart compares the Fund’s returns (after applicable sales charges shown in the Shareholder Fees table in this prospectus) for the periods shown with a broad measure of market performance, as well as another measure of performance for markets in which the Fund may invest.

The performance of one or more share classes shown in the table below begins before the indicated inception date for such share class. The returns shown for each such share class include the returns of the Fund’s Class Inst shares (adjusted to reflect the higher class-related operating expenses of such classes, where applicable) for periods prior to its inception date. Any share class, such as Class T shares, that does not have available performance would have annual returns substantially similar to those of Class A shares. Except for differences in annual returns resulting from differences in expenses and sales charges (where applicable), the share classes of the Fund would have substantially similar annual returns because all share classes of the Fund invest in the same portfolio of securities.

The after-tax returns shown in the Average Annual Total Returns table below are calculated using the highest historical individual U.S. federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-advantaged accounts such as 401(k) plans or Individual Retirement Accounts (IRAs). The after-tax returns are shown only for Class A shares and will vary for other share classes. After-tax returns are shown for Class A shares because Class A shares have at least ten calendar years of performance and Class A shares are the most common share class across the Columbia Funds complex that are available for investment by the general public.

The Fund’s past performance (before and after taxes) is no guarantee of how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiathreadneedle.com/us.
Year by Year Total Return (%) as of December 31 Each Year
[1]	Year to Date return as of September 30, 2017: 22.07%

Best and Worst Quarterly Returns During the Period Shown in the Bar Chart Best 2nd Quarter 2009 17.09% Worst 4th Quarter 2008 -28.58%
Average Annual Total Returns After Applicable Sales Charges (for periods ended December 31, 2016)
Average Annual Total Returns - Columbia Small Cap Growth Fund I	Share Class Inception Date	1 Year	5 Years	10 Years
Class A	Nov. 01, 2005	6.05%	10.23%	6.71%
Class A | returns after taxes on distributions	Nov. 01, 2005	3.94%	5.38%	3.96%
Class A | returns after taxes on distributions and sale of Fund shares	Nov. 01, 2005	5.06%	7.47%	5.07%
Class Adv	Nov. 08, 2012	12.77%	11.83%	7.61%
Class C	Nov. 01, 2005	10.73%	10.71%	6.54%
Class Inst	Oct. 01, 1996	12.75%	11.81%	7.60%
Class Inst2	Feb. 28, 2013	12.88%	12.00%	7.69%
Class Inst3	Jul. 15, 2009	13.00%	12.02%	7.75%
Class K	Feb. 28, 2013	12.63%	11.70%	7.49%
Class R	Sep. 27, 2010	12.29%	11.27%	7.08%
Russell 2000 Growth Index (reflects no deductions for fees, expenses or taxes)		11.32%	13.74%	7.76%
Russell 2000 Index (reflects no deductions for fees, expenses or taxes)		21.31%	14.46%	7.07%